FINANCIAL INSTRUMENTS - Risk Management (Details) (USD $)	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Mark-to-market swaps valuation:
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	$ 1,339,000	[1]	$ (775,000)	[1]	$ 0	[1]
Unrealized net loss on qualifying cash flow hedging instruments	2,086,000		2,394,000		8,989,000
Foreign Currency Transaction Gain, before Tax	700,000		2,300,000		1,600,000
Foreign exchange gain (loss) on capital lease obligations and related restricted cash	677,000		7,084,000		(5,602,000)
Foreign exchange contract
Mark-to-market swaps valuation:
Mark-to-market adjustment on derivatives	0		(4,839,000)		7,204,000
Interest rate swap
Mark-to-market swaps valuation:
Notional value	919,130,000		997,607,000
Derivative, Lower Fixed Interest Rate Range	0.92%		0.92%
Derivative, Higher Fixed Interest Rate Range	2.955%		5.04%
Derivative, notional amount, assumed on business combination	100,000,000
Derivative, notional amount, maturing in the year	130,000,000
Interest rate swap | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	492,000		5,515,000		1,113,000
Unrealized net loss on qualifying cash flow hedging instruments	3,400,000		1,600,000
Interest rate swap | Designated as Hedging Instrument [Member] | Cash flow hedging | Other financial Items, net
Mark-to-market swaps valuation:
Derivative Instruments, Gain (Loss) Reclassified from Accumulated OCI into Income, Effective Portion, Net	(1,339,000)		775,000		0
Ineffective Portion	(1,210,000)		1,015,000		(409,000)
Interest rate swap | Minimum [Member]
Mark-to-market swaps valuation:
Derivative, Maturity Date	May 15, 2015		Apr. 14, 2014
Interest rate swap | Minimum [Member] | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Derivative, Maturity Date	May 15, 2015
Interest rate swap | Maximum [Member]
Mark-to-market swaps valuation:
Derivative, Maturity Date	Oct. 01, 2020		Oct. 01, 2020
Interest rate swap | Maximum [Member] | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Derivative, Maturity Date	Mar. 31, 2018
Cross Currency Interest Rate Contract [Member]
Mark-to-market swaps valuation:
Derivative, Maturity Date	Dec. 31, 2017
Derivative, Forward Exchange Rate	5.722
Derivative, Fixed Interest Rate	6.485%
Cross Currency Interest Rate Contract [Member] | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Amount of gain/(loss) recognized in OCI on derivative (effective portion)	(184,000)		1,080,000		(5,063,000)
Unrealized loss on interest rate swap derivatives	(4,200,000)		(4,000,000)
Cross Currency Interest Rate Contract [Member] | United States of America, Dollars
Mark-to-market swaps valuation:
Notional value	227,193,000
Cross Currency Interest Rate Contract [Member] | Norway, Krone
Mark-to-market swaps valuation:
Notional value	1,300,000,000
Fair Value, Inputs, Level 2 [Member] | Interest rate swap | Designated as Hedging Instrument [Member] | Cash flow hedging
Mark-to-market swaps valuation:
Notional value	211,600,000		287,100,000
Singapore dollars [Member]
Mark-to-market swaps valuation:
Notional value	563,000
Derivative, Maturity Date	Jan. 20, 2015
Derivative, Forward Exchange Rate	1.276
Singapore dollars [Member] | United States of America, Dollars
Mark-to-market swaps valuation:
Notional value	$ 441,000

[1]	Amounts reclassified from accumulated other comprehensive income (loss) to 'Other financial items, net' on the consolidated and combined carve-out statements of operations relate to losses (gains) on cash flow hedges in respect of interest rate swaps.